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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2006
                                               ------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         K Capital Partners, LLC
                 -------------------------------
   Address:      75 Park Plaza
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 028-06203
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Needham
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   617-646-7728
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Robert T. Needham              Boston, MA       November 14, 2006
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            0
                                        --------------------

Form 13F Information Table Entry Total:       6
                                        --------------------

Form 13F Information Table Value Total:       $130,746
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Altria Group Inc            Common Stock   02209S103   49,692    649,143  SH            Sole                649,143

Convera Corp                CL A           211919105    1,084    205,000  SH            Sole                205,000

Liberty Media Hldg Corp     Cap Com Ser A  53071M302   59,788    715,422  SH            Sole                715,422

Nitromed Inc                Common Stock   654798503      580    183,100  SH            Sole                183,100

Sun-Times Media Group       Common Stock   86688Q100   19,159  2,911,728  SH            Sole              2,911,728

Tyco Intl Ltd New           Common Stock   902124106      442     15,800  SH            Sole                 15,800
